Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		China: 53.9%
12,000	AAC Technologies Holdings, Inc.	$63,307	0.3
1,456,746	Bank of China Ltd. - H Shares	571,294	2.8
160,451	Bank of Communications Co., Ltd. - H Shares	104,736	0.5
67,629	BOC Hong Kong Holdings Ltd.	229,480	1.1
1,984,107	China Construction Bank Corp. - H Shares	1,511,809	7.4
136,911	China Life Insurance Co. Ltd. - H Shares	315,491	1.6
50,000	China Mengniu Dairy Co., Ltd.	187,164	0.9
112,601	China Mobile Ltd.	932,759	4.6
70,991	China Overseas Land & Investment Ltd.	223,352	1.1
468,438	China Petroleum & Chemical Corp. - H Shares	277,194	1.4
50,444	China Resources Land Ltd.	211,291	1.0
62,341	China Shenhua Energy Co. Ltd. - H Shares	125,159	0.6
113,110	China Unicom Hong Kong Ltd.	119,747	0.6
106,811	CITIC Ltd.	134,828	0.7
327,714	CNOOC Ltd.	501,773	2.5
139,000	Country Garden Holdings Co. Ltd.	176,052	0.9
86,000	CSPC Pharmaceutical Group Ltd.	172,587	0.8
100,000	Geely Automobile Holdings Ltd.	169,942	0.8
13,000	Hengan International Group Co., Ltd.	85,184	0.4
1,352,340	Industrial & Commercial Bank of China Ltd. - H Shares	905,981	4.5
386,604	PetroChina Co., Ltd. - H Shares	198,309	1.0
102,432	Ping An Insurance Group Co. of China Ltd. - H Shares	1,177,324	5.8
13,800	Shenzhou International Group Holdings Ltd.	180,025	0.9
127,000	Sino Biopharmaceutical Ltd.	161,248	0.8
13,100	Sunny Optical Technology Group Co. Ltd.	192,293	0.9
46,875	Tencent Holdings Ltd.	1,960,684	9.6
103,000	Want Want China Holdings Ltd.	82,249	0.4
		10,971,262	53.9

		Hong Kong: 33.1%
205,600	AIA Group Ltd.	1,939,024	9.5
47,536	CK Asset Holdings Ltd.	322,061	1.6
49,332	CK Hutchison Holdings Ltd.	435,509	2.1
14,830	CK Infrastructure Holdings Ltd.	99,732	0.5
34,931	CLP Holdings Ltd.	367,156	1.8
40,000	Galaxy Entertainment Group Ltd.	247,989	1.2
36,706	Hang Lung Properties Ltd.	83,304	0.4
14,043	Hang Seng Bank Ltd.	302,593	1.5
26,828	Henderson Land Development Co., Ltd.	124,960	0.6
186,043	Hong Kong & China Gas	362,622	1.8
21,941	Hong Kong Exchanges and Clearing Ltd.	643,092	3.2
38,500	Link REIT	424,688	2.1
28,143	MTR Corp.	157,830	0.8
112,100	New World Development Ltd.	145,580	0.7
25,322	Power Assets Holdings Ltd.	169,982	0.8
55,265	Sino Land Co.	83,064	0.4
21,055	Sun Hung Kai Properties Ltd.	302,576	1.5
9,091	Swire Pacific Ltd. - Class A	84,613	0.4
27,000	Techtronic Industries Co., Ltd.	187,925	0.9
162,000	(1) WH Group Ltd.	145,080	0.7
22,637	Wharf Real Estate Investment Co. Ltd.	123,632	0.6
		6,753,012	33.1

		Macau: 1.1%
52,000	Sands China Ltd.	234,971	1.1

		United Kingdom: 10.4%
275,628	HSBC Holdings PLC (HKD)	2,113,751	10.4

	Total Common Stock
	(Cost $12,941,636)	20,072,996	98.5

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
136,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $136,000)	136,000	0.7

	Total Short-Term Investments
	(Cost $136,000)	136,000	0.7

	Total Investments in Securities (Cost $13,077,636)	$20,208,996	99.2
	Assets in Excess of Other Liabilities	153,013	0.8
	Net Assets	$20,362,009	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

(2)	Rate shown is the 7-day yield as of September 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	48.2%
Communication Services	14.8
Real Estate	11.3
Energy	5.4
Utilities	4.9
Industrials	4.5
Consumer Discretionary	4.1
Consumer Staples	2.4
Health Care	1.6
Information Technology	1.3
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
China	$–	$10,971,262	$–	$10,971,262
Hong Kong	–	6,753,012	–	6,753,012
Macau	–	234,971	–	234,971
United Kingdom	–	2,113,751	–	2,113,751
Total Common Stock	–	20,072,996	–	20,072,996
Short-Term Investments	136,000	–	–	136,000
Total Investments, at fair value	$136,000	$20,072,996	$–	$20,208,996
Other Financial Instruments+
Forward Foreign Currency Contracts	–	201	–	201
Total Assets	$136,000	$20,073,197	$–	$20,209,197
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(851)	$–	$(851)
Futures	(1,430)	–	–	(1,430)
Total Liabilities	$(1,430)	$(851)	$–	$(2,281)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 162,216	USD 20,698	Citibank N.A.	10/02/19	$(1)
HKD 3,666,000	USD 468,945	Societe Generale	12/18/19	(850)
HKD 706,000	USD 90,123	The Bank of New York Mellon	12/18/19	23
USD 127,859	HKD 1,000,000	The Bank of New York Mellon	12/18/19	174
USD 217,070	HKD 1,700,000	The Bank of New York Mellon	12/18/19	4
				$(650)

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini Hang Seng Index	8	10/30/19	$265,813	$(1,430)
			$265,813	$(1,430)

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $13,501,815.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,356,865
Gross Unrealized Depreciation	(726,928)
Net Unrealized Appreciation	$6,629,937